Shareholder Report, Average Annual Return (Details)	4 Months Ended	11 Months Ended	12 Months Ended	21 Months Ended	28 Months Ended	35 Months Ended	38 Months Ended	45 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000218810 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Equity Premium Income ETF - Net Asset Value
Average Annual Return, Percent			8.67%						11.61%	11.68%
C000229631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Value ETF - Net Asset Value
Average Annual Return, Percent			12.27%					9.43%
C000231438 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Small & Mid Cap Enhanced Equity ETF - Net Asset Value
Average Annual Return, Percent			5.65%						14.06%		8.74%
C000235594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value
Average Annual Return, Percent			9.81%				14.56%
C000237212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Growth ETF - Net Asset Value
Average Annual Return, Percent			14.62%			20.90%
C000240858 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Small Cap Value ETF - Net Asset Value
Average Annual Return, Percent			3.93%		6.32%
C000241195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Equity Focus ETF - Net Asset Value
Average Annual Return, Percent			13.30%						18.61%		14.51%
C000243013 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan U.S. Tech Leaders ETF - Net Asset Value
Average Annual Return, Percent			22.02%	35.16%
C000251449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Fundamental Data Science Large Core ETF - Net Asset Value
Average Annual Return, Percent		19.59%
C000251450 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Fundamental Data Science Mid Core ETF - Net Asset Value
Average Annual Return, Percent		13.34%
C000251451 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Fundamental Data Science Small Core ETF - Net Asset Value
Average Annual Return, Percent		8.40%
C000257449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan U.S. Research Enhanced Large Cap ETF - Net Asset Value
Average Annual Return, Percent	12.53%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	12.69%	20.38%	15.16%	25.83%			15.13%		16.64%	17.26%	13.65%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent			4.68%				4.36%		2.77%	2.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent		20.17%	15.30%		21.68%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent		7.87%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Average Annual Return, Percent			15.66%			16.46%		11.21%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Nasdaq-100 Index
Average Annual Return, Percent			16.10%				20.02%
Russell 1000 Equal Weight Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Equal Weight Technology Index
Average Annual Return, Percent			15.10%	22.01%
S And P Composite 1500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500 Index
Average Annual Return, Percent			14.48%						16.35%		13.23%
S And P 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 1000 Index
Average Annual Return, Percent			6.60%						12.89%		8.88%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent		15.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent			13.70%					8.06%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Value Index
Average Annual Return, Percent			5.54%		5.81%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Growth Index
Average Annual Return, Percent			17.22%			21.41%